PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets
	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

Prepaid expense for bandwidth and servers (i)	2,087	4,308	662
Staff field advances	6,012	525	81
Capital lease deposits	23,809	34,490	5,301
Prepaid discount (ii)	-	129,700	19,935
Other deposit and receivables	38,594	30,422	4,674
Prepaid tax	-	13,539	2,081

	70,502	212,984	32,734

i)
Prepaid expense for bandwidth and servers represents the unamortized portion of prepayments made to the Company’s telecom operators and certain technology companies, who provide the Company with access to bandwidth and network servers.

ii)
The balance as of December 31, 2017 included refundable commission fee of RMB99,700,000 (US$15,324,000) paid to an agent and prepaid discount of RMB30,000,000 (US$4,611,000) made to an buyer for the pending sales of certain cloud infrastructure that were held for sale as of December 31, 2016 and 2017 (Note 10).